Financial Instruments and Fair Value Measurements (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 18, 2014
Unrealized Gain (Loss) on Derivatives	$ 200	$ 246	$ 314
Gain (Loss) on Derivative Instruments, Net, Pretax	21	40	85
Impairment of Long-Lived Assets to be Disposed of		(23,978)	12,480
Proceeds from sale of vessels, net	14,872	0	0
M V Free Knight [Member]
Proceeds from sale of vessels, net				3,600
Interest Rate Swap One [Member]
Unrealized Gain (Loss) on Derivatives		246
Interest Rate Swap [Member]
Gain (Loss) on Interest Rate Fair Value Hedge Ineffectiveness		$ 286